Derivative Financial Instruments	6 Months Ended
Jun. 30, 2021
Derivative Financial Instruments
Derivative Financial Instruments

15. Derivative Financial Instruments

The fair value of the derivative assets is as follows:

	December 31,	June 30,
	2020	2021
Derivative assets carried at fair value through profit or loss (FVTPL)
Forward foreign exchange contracts	327	—
Derivative assets designated and effective as hedging instruments carried at fair value
Cross-currency swaps	5,768	5,573
Total	6,095	5,573
Derivative financial instruments, current assets	534	472
Derivative financial instruments, non-current assets	5,561	5,101
Total	6,095	5,573

The fair value of the derivative liabilities is as follows:

	December 31,	June 30,
	2020	2021
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Interest rate swaps	113,855	81,812
Forward foreign exchange contracts	—	260
Total	113,855	82,072
Derivative financial instruments, current liability	35,415	33,393
Derivative financial instruments, non-current liability	78,440	48,679
Total	113,855	82,072

Interest rate swap agreements

The Group enters into interest rate swap agreements which convert the floating interest rate exposure into a fixed interest rate in order to hedge a portion of the Group’s exposure to fluctuations in prevailing market interest rates. Under the interest rate swaps, the bank counterparty effects quarterly floating-rate payments to the Group for the notional amount based on the USD LIBOR, and the Group effects quarterly payments to the bank on the notional amounts at the respective fixed rates.

Interest rate swaps held for trading

The principal terms of the Group’s interest rate swaps held for trading as of December 31, 2020, have been disclosed in the annual audited consolidated financial statements for the year ended December 31, 2020. Refer to Note 26 “Derivative Financial Instruments”. In June 2021, the Group novated to ABN Amro Bank N.V. an interest rate swap with HSBC Bank plc originally maturing in July 2025 with notional amount of $33,333. During the six months ended June 30, 2021, the Group did not enter into any new interest rate swaps held for trading.

The Group’s interest rate swaps held for trading were not designated as cash flow hedging instruments. The change in the fair value of the interest rate swaps held for trading for the three and six months ended June 30, 2021 amounted to a net gain of $3,718 and a net gain of $32,044, respectively (for the three and six months ended June 30, 2020: a net loss of $9,847 and a net loss of $79,827, respectively), which was recognized against profit or loss in the period incurred and is included in (Loss)/gain on derivatives. During the three and six months ended June 30, 2021, the net gain of $3,718 and $32,044, respectively derived from changes in the LIBOR curve.

Cross currency swap agreements

The principal terms of the Group’s CCSs designated as cash flow hedging instruments as of December 31, 2020, have been disclosed in the annual audited consolidated financial statements for the year ended December 31, 2020. Refer to Note 26 “Derivative Financial Instruments”. During the six months ended June 30, 2021, the Group did not enter any CCS designated as cash flow hedging instruments.

For the three and six months ended June 30, 2021, the effective portion of changes in the fair value of CCSs amounting to a gain of $1,024 and a loss of $153, respectively, has been recognized in Other comprehensive income/(loss) (for the three and six months ended June 30, 2020: a gain of $8,985 and a loss of $11,782, respectively). For the three and six months ended June 30, 2021, a gain of $106 and $157, respectively, was recycled to profit or loss representing the realized gain on CCSs in relation to the interest expenses component of the hedge (for the three and six months ended June 30, 2020: a loss of $240 and $455, respectively). Additionally, for the three and six months ended June 30, 2021, a gain of $77 and a gain of $207, respectively, was recognized in Other comprehensive income/(loss) in relation to the translation of the NOK Bonds in USD as of June 30, 2021 (for the three and six months ended June 30, 2020: a loss of $7,344 and a gain of $9,098, respectively).

Forward foreign exchange contracts

The Group uses forward foreign exchange contracts to mitigate foreign exchange transaction exposures in Euros (“EUR”). Under these forward foreign exchange contracts, the bank counterparty will effect fixed payments in EUR to the Group and the Group will effect fixed payments in USD to the bank counterparty on the respective settlement dates. All forward foreign exchange contracts are considered by management to be part of economic hedge arrangements but have not been formally designated as such.

The principal terms of the forward foreign exchange contracts held for trading as of December 31, 2020, have been disclosed in the annual audited consolidated financial statements for the year ended December 31, 2020. Refer to Note 26 “Derivative Financial Instruments”.

During the six months ended June 30, 2021, the Group entered the following forward foreign exchange contracts which remain unsettled as of June 30, 2021:

					Fixed	Total Exchange
			Number of		Exchange Rate	Amount
Company	Counterparty	Trade Date	contracts	Settlement Dates	(USD/EUR)	(in thousands)
GasLog	ABN Amro Bank N.V.	March 2021	3	July-September 2021	1.1964-1.1980	€7,500
GasLog	OCBC	March 2021	3	October-December 2021	1.1988-1.2000	€7,500
GasLog	DNB	June 2021	5	August-December 2021	1.1973-1.2000	€7,500
GasLog	Citibank Europe PLC UK	June 2021	6	October 2021-March 2022	1.1913-1.1955	€6,000
					Total	€28,500

Apart from the abovementioned contracts the Group did not enter any other forward foreign exchange contracts, while 19 contracts expired with staggered maturities from January to June 2021.

The Group’s forward foreign exchange contracts were not designated as cash flow hedging instruments as of June 30, 2021. The change in the fair value of these contracts for the three and six months ended June 30, 2021, amounted to a net gain of $331 and a net loss of $587, respectively (for the three and six months ended June 30, 2020: a net gain of $748 and a net loss of $604, respectively), which was recognized against profit or loss in the period incurred and is included in (Loss)/gain on derivatives.